Cover	6 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	INTERNATIONAL BATTERY METALS LTD.
Entity Central Index Key	0001786318
Entity Primary SIC Number	1400
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	6100 Tennyson Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(832)
Local Phone Number	683-8839
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6100 Tennyson Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(832)
Local Phone Number	683-8839
Contact Personnel Name	Norma Garcia